Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment		Adjusted Balance	Common Stock (Par Value: $0.01)	Preferred Stock (Par Value: $0.01)	Paid-in Capital in Excess of Par	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment		Retained Earnings Adjusted Balance	Treasury Stock, at Cost	Accumulated Other Comprehensive Loss, Net of Tax	Accumulated Other Comprehensive Loss, Net of Tax Cumulative Effect, Period of Adoption, Adjustment
Balance at Dec. 31, 2017	$ 6,795,376				$ 4,891	$ 502,840	$ 6,072,559	$ 237,868				$ (7,615)	$ (15,167)
Balance (ASU No. 2016-01) at Dec. 31, 2017		$ 260							$ 260
Balance (ASU No. 2018-02) at Dec. 31, 2017									2,546					$ (2,546)
Balance, shares at Dec. 31, 2017					488,490,352
Shares issued for restricted stock, net of forfeitures					$ 13		(8,879)					8,866
Shares issued for restricted stock, net of forfeitures, shares					2,039,603
Compensation expense related to restricted stock awards	36,260						36,260
Net income	422,417							422,417
Dividends paid on common stock	(333,061)							(333,061)
Dividends paid on preferred stock	(32,828)							(32,828)
Purchase of common stock	(163,249)											(163,249)
Purchase of common stock, shares					(16,993,351)
Other comprehensive income (loss), net of tax	(69,940)												(69,940)
Balance at Dec. 31, 2018	6,655,235				$ 4,904	502,840	6,099,940	297,202				(161,998)	(87,653)
Balance, shares at Dec. 31, 2018					473,536,604
Shares issued for restricted stock, net of forfeitures							(16,501)					16,501
Shares issued for restricted stock, net of forfeitures, shares					1,665,028
Compensation expense related to restricted stock awards	32,048						32,048
Net income	395,043							395,043
Dividends paid on common stock	(317,394)							(317,394)
Dividends paid on preferred stock	(32,828)							(32,828)
Purchase of common stock	(75,220)											(75,220)
Purchase of common stock, shares					(7,854,851)
Other comprehensive income (loss), net of tax	54,810												54,810
Balance at Dec. 31, 2019	6,711,694	$ (10,468)	[1],[2]	$ 6,701,226	$ 4,904	502,840	6,115,487	342,023	$ (10,468)	[1],[2]	$ 331,555	(220,717)	(32,843)
Balance, shares at Dec. 31, 2019					467,346,781
Accounting Standards Update [Extensible List]		Accounting Standards Update 2016-13							Accounting Standards Update 2016-13
Shares issued for restricted stock, net of forfeitures							(22,198)					22,198
Shares issued for restricted stock, net of forfeitures, shares					2,321,105
Compensation expense related to restricted stock awards	8,251						8,251
Net income	100,328							100,328
Dividends paid on common stock	(79,332)							(79,332)
Dividends paid on preferred stock	(8,207)							(8,207)
Purchase of common stock	(37,159)											(37,159)
Purchase of common stock, shares					(3,307,183)
Other comprehensive income (loss), net of tax	(47,722)												(47,722)
Balance at Mar. 31, 2020	6,637,385				$ 4,904	502,840	6,101,540	344,344				(235,678)	(80,565)
Balance, shares at Mar. 31, 2020					466,360,703
Balance at Dec. 31, 2019	$ 6,711,694	$ (10,468)	[1],[2]	$ 6,701,226	$ 4,904	502,840	6,115,487	342,023	$ (10,468)	[1],[2]	$ 331,555	(220,717)	(32,843)
Balance, shares at Dec. 31, 2019					467,346,781
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13	Accounting Standards Update 2016-13
Shares issued for restricted stock, net of forfeitures							(22,198)					22,198
Shares issued for restricted stock, net of forfeitures, shares					2,321,105
Compensation expense related to restricted stock awards	$ 29,401						29,401
Net income	511,109							511,109
Dividends paid on common stock	(315,607)							(315,607)
Dividends paid on preferred stock	(32,828)							(32,828)
Purchase of common stock	(59,022)											(59,022)
Purchase of common stock, shares					(5,766,078)
Other comprehensive income (loss), net of tax	7,365												7,365
Balance at Dec. 31, 2020	$ 6,841,644				$ 4,904	502,840	6,122,690	494,229				(257,541)	(25,478)
Balance, shares at Dec. 31, 2020					463,901,808
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13
Shares issued for restricted stock, net of forfeitures							(28,051)					28,051
Shares issued for restricted stock, net of forfeitures, shares					2,515,942
Compensation expense related to restricted stock awards	$ 8,612						8,612
Net income	145,596							145,596
Dividends paid on common stock	(79,052)							(79,052)
Dividends paid on preferred stock	(8,207)							(8,207)
Purchase of common stock	(15,515)											(15,515)
Purchase of common stock, shares					(1,343,366)
Other comprehensive income (loss), net of tax	(96,638)												(96,638)
Balance at Mar. 31, 2021	$ 6,796,440				$ 4,904	$ 502,840	$ 6,103,251	$ 552,566				$ (245,005)	$ (122,116)
Balance, shares at Mar. 31, 2021					465,074,384

[1]	Amount represents a $10.5 million cumulative adjustment, net of tax, to retained earnings as of January 1, 2020, as a result of the adoption of ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which became effective January 1, 2020.
[2]	Amount represents a $10.5 million cumulative adjustment, net of tax, to retained earnings as of January 1, 2020, as a result of the adoption of ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which became effective January 1, 2020.